Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of shares, Outstanding, Beginning balance | shares	4,711,502	3,248,187	2,873,747
Number of share options granted in share-based payment arrangement | shares	253,500	1,500,815	507,690
Number of shares, Forfeited | shares	(143,438)	(7,500)
Number of shares, Cancelled | shares			(50,000)
Number of shares, Exercised | shares	(415,312)	(30,000)	(83,250)
Number of shares, Outstanding, Ending balance | shares	4,406,252	4,711,502	3,248,187
Number of shares, Vested and exercisable, Ending balance | shares	3,847,305	4,030,833	2,841,419
Weighted average exercise price per share, Outstanding, Beginning balance | £	£ 1.29	£ 0.72	£ 0.26
Weighted average exercise price per share, Granted | £	17.01	2.58	3.81
Weighted average exercise price per share, Forfeited | £	12.74	0.16
Weighted average exercise price per share, Cancelled | £			2.95
Weighted average exercise price per share, Exercised | £	0.50	4.00	2.40
Weighted average exercise price per share, Outstanding, Ending balance | £	1.90	1.29	0.72
Weighted average exercise price per share, Vested and exercisable, Ending balance | £	£ 0.68	£ 0.36	£ 0.36